Contingencies and commitments - Summary of subsidiaries and joint operations contingent liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contingent Liabilities [Abstract]
Indemnities and other performance guarantees	$ 317	$ 552